Mezzanine equity	12 Months Ended
Dec. 31, 2025
Mezzanine equity [Abstract]
Mezzanine equity
7.	Mezzanine equity:

Series A Preferred Shares

The Company issued as part of the Spin-Off to Toro 2,000,000 Series A Preferred Shares with par value of $0.001 and a stated value of $25.00 each. The Series A Preferred Shares have the following characteristics:

Holders of the Series A Preferred Shares do not have any voting rights except for a right to elect directors in the event of nonpayment of dividends and a vote or consent of the holders of at least two thirds of the Series A Preferred Shares at the time outstanding, voting together with any other series of preferred shares that would be adversely affected in substantially the same manner and entitled to vote as a single class in proportion to their respective stated amounts, given in person or by proxy, either in writing without a meeting or by vote at any meeting called for the purpose, for effecting or validating: (i) any amendment, alteration or repeal of any provision of our Articles of Incorporation or Bylaws that would alter or change the voting powers, preferences or special rights of the Series A Preferred Shares so as to affect them adversely; (ii) the issuance of dividend parity stock if the accrued dividends on all outstanding Series A Preferred Shares through and including the most recently completed dividend period have not been paid or declared and a sum sufficient for the payment thereof has been set aside for payment; (iii) any amendment or alteration of the Articles of Incorporation to authorize or create, or increase the authorized amount of, any shares of any class or series or any securities convertible into shares of any class or series of our capital stock ranking prior to Series A in the payment of dividends or in the distribution of assets on any liquidation, dissolution or winding up of the Company; or (iv) any consummation of (x) a binding share exchange or reclassification involving the Series A Preferred Shares, (y) a merger or consolidation of the Company with another entity (whether or not a corporation), or (z) a conversion, transfer, domestication or continuance of the Company into another entity or an entity organized under the laws of another jurisdiction, unless in each case (A) the Series A Preferred Shares remain outstanding or, in the case of any such merger or consolidation with respect to which we are not the surviving or resulting entity, or any such conversion, transfer, domestication or continuance, the Series A Preferred Shares are converted into or exchanged for preference securities of the surviving or resulting entity or its ultimate parent, and (B) such shares remaining outstanding or such preference securities, as the case may be, have such rights, preferences, privileges and voting powers, and limitations and restrictions, and limitations and restrictions thereof, taken as a whole, as are not materially less favorable to the holders thereof than the rights, preferences, privileges and voting powers, and restrictions and limitations thereof, of the Series A Preferred Shares immediately prior to such consummation, taken as a whole.

The Company may, at its option redeem the Series A Preferred Shares in whole or in part, at any time if thirty percent or less of the Series A Preferred Shares remain outstanding, at a cash redemption price equal to the stated amount, together with an amount equal to all accrued dividends to, but excluding, the redemption date.

Holders of Series A Preferred Shares shall be entitled to receive, when, as and if declared by the Company’s board of directors, but only out of funds legally available therefor, cumulative cash dividends at 1.00% per annum of the stated amount and no more, or, at our election, additional shares of this Series issued to holders in lieu of cash dividends (“PIK Shares”) for each outstanding Series A Preferred Share equal to the Annual Rate divided by the stated amount, payable quarterly in arrears on the 15th day of each January, April, July and October, respectively, in each year, beginning on April 15, 2025.

The Series A Preferred Shares are convertible, at their holder’s option, to common shares at any time and from time to time from and after the second anniversary of April 14, 2025. The conversion price for any conversion of the Series A Preferred Shares shall be the lower of (i) 200% of the volume-weighted average price (“VWAP”) of our common shares over the five consecutive trading day period commencing on and including April 14, 2025, and (ii) the VWAP of our common shares over the five consecutive trading day period expiring on the trading day immediately prior to the date of delivery of written notice of the conversion.

In the event of any liquidation, dissolution or winding up of the affairs of the Company, whether voluntary or involuntary, before any distribution or payment out of the Company’s assets may be made to or set aside for the holders of any junior stock, holders of Series A Preferred Shares will be entitled to receive out of our assets legally available for distribution to our shareholders an amount equal to the stated amount per share of $25, together with an amount equal to all accrued dividends to the date of payment whether or not earned or declared.

The Series A Preferred Shares have been classified in Mezzanine equity as per ASC 480-10-S99 “Distinguishing liabilities from Equity – SEC Materials” as they are in essence redeemable at the option of the holder as Mr. Panagiotidis, the Chief Executive Officer and controlling shareholder of Toro and Robin, who can effectively determine the timing of the redemption of the Series A Preferred Shares.

As of December 31, 2025, the net value of the Series A Preferred Shares (the “Mezzanine Equity”) amounted to $25,877,180 comprising the fair value measurement of the Series A Preferred Shares on initial recognition based on a third party valuation of $25,942,180, less issuance costs of $65,000 and is separately presented as ‘Mezzanine Equity’ in the accompanying consolidated balance sheet. As the Series A Preferred Shares are not considered probable of becoming redeemable, due to the specific threshold (as described above) and absence of a mandatory redemption date or obligation, no subsequent adjustment of the amount presented in Mezzanine equity is required as per ASC 480-10-S99. During the year ended December 31, 2025, the Company paid to Toro a dividend amounting to $251,389 on the Series A Preferred Shares for the period from April 14, 2025 to October 14, 2025. The accrued amount for the period from October 15, 2025 to December 31, 2025 (included in the dividend period ended January 14, 2026) amounted to $106,944.